Cover Page	Jun. 24, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 24, 2020
Entity Registrant Name	ACCELERON PHARMA INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36065
Entity Tax Identification Number	27-0072226
Entity Address, Address Line One	128 Sidney Street
Entity Address, City or Town	Cambridge,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	617
Local Phone Number	649-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 per share
Trading Symbol	XLRN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001280600
Amendment Flag	false